Fair value option - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets of consolidated investment management funds:
Trading assets	$ 13,981	$ 10,058
Other assets	2,151	1,261
Liabilities of consolidated investment management funds:
Other liabilities	422	195
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	846	510
Other assets	45	16
Total assets	891	526
Liabilities of consolidated investment management funds:
Other liabilities	5	1
Total liabilities	$ 5	$ 1